Financial Assets at Fair Value Through Profit or Loss - Summary of Financial Assets at Fair Value Through Profit or Loss (Parenthetical) (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets at fair value through profit or loss [line items]
Securities pledged as Guarantee of Funding of Financial Institutions and Clients	R$ 27,040	R$ 33,848
Brazilian government securities [member]
Disclosure of financial assets at fair value through profit or loss [line items]
Securities pledged as Guarantee of Funding of Financial Institutions and Clients	9,583	24,988
Brazilian government securities [member] | Held-for-trading financial assets [Member]
Disclosure of financial assets at fair value through profit or loss [line items]
Securities pledged as Guarantee of Funding of Financial Institutions and Clients	28,759	30,114
Government securities - abroad [member] | Held-for-trading financial assets [Member]
Disclosure of financial assets at fair value through profit or loss [line items]
Securities pledged as Guarantee of Funding of Financial Institutions and Clients	329	131
Corporate securities [member] | Held-for-trading financial assets [Member]
Disclosure of financial assets at fair value through profit or loss [line items]
Securities pledged as Guarantee of Funding of Financial Institutions and Clients	R$ 29,192	R$ 30,245